Accounts Receivable	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts Receivable
5.	ACCOUNTS RECEIVABLE

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
	(In thousands)
Accounts receivable	1,259,251	2,264,660	374,095
Allowance for doubtful accounts	(5,768)	(43,814)	(7,237)

	1,253,483	2,220,846	366,858

The movements in the allowance for doubtful accounts were as follows:

	2011	2012	2013	2013
	RMB	RMB	RMB	US$
	(In thousands)
Balance as of January 1	2,223	5,806	5,768	953
Amounts charged to (credited against) costs and expenses	3,583	(38)	38,046	6,284

Balance as of December 31	5,806	5,768	43,814	7,237